Cover	Dec. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2021
Entity File Number	1-39361
Entity Registrant Name	Dun & Bradstreet Holdings, Inc.
Entity Central Index Key	0001799208
Entity Tax Identification Number	83-2008699
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	101 JFK Parkway
Entity Address, City or Town	Short Hills
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07078
City Area Code	973
Local Phone Number	921-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	DNB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false